Related Parties Transactions - Schedule of Licensing Agreement and Related Amendment with FEYE (Details) - Licensing Agreement [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OncoX [Member]
Schedule of Licensing Agreement and Related Amendment with FEYE [Line Items]
Total	$ 200,000
FEYE [Member]
Schedule of Licensing Agreement and Related Amendment with FEYE [Line Items]
Total	296,000
Rgene [Member]
Schedule of Licensing Agreement and Related Amendment with FEYE [Line Items]
Total		2,055
Related Party [Member]
Schedule of Licensing Agreement and Related Amendment with FEYE [Line Items]
Total	$ 496,000	$ 2,055